Segmental information (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Summary of operating segments
Our reportable segments are as follows.

Reportable segment	Principal activities
Iron Ore	Iron ore mining and salt and gypsum production in Western Australia.
Aluminium	Bauxite mining; alumina refining; aluminium smelting and recycling.
Copper	Mining and refining of copper, gold, silver, molybdenum, other by-products and licencing of extraction technologies.
Minerals	Includes mining and processing of borates, diamonds, iron concentrate and pellets from the Iron Ore Company of Canada, lithium and titanium dioxide feedstock.

	2025			2024
Six months ended 30 June	Segmental revenue(a) US$m	Underlying EBITDA(b) US$m	Capital expenditure(c) US$m	Segmental revenue(a) US$m	Underlying EBITDA(b) US$m Adjusted	Capital expenditure(c) US$m
Iron Ore	12,518	6,669	1,447	15,206	8,807	1,258
Aluminium	7,753	2,363	756	6,486	1,577	705
Copper	6,208	3,105	831	4,408	1,841	970
Minerals	2,887	286	826	2,738	687	271
Reportable segments total	29,366	12,423	3,860	28,838	12,912	3,204
Simandou iron ore project	—	(21)	822	—	(7)	742
Other operations	157	16	5	49	55	12
Inter-segment transactions	(122)	3		(107)	10
Share of equity accounted units(d)	(2,528)			(1,978)
Central pension costs, share-based payments, insurance and derivatives		(17)			(158)
Restructuring, project and one-off costs		(320)			(111)
Central costs		(427)			(494)
Central exploration and evaluation expenditures		(110)			(114)
Proceeds from disposal of property, plant and equipment			7			17
Other items			40			43
Consolidated sales revenue	26,873			26,802
Purchases of property, plant and equipment and intangible assets			4,734			4,018
Underlying EBITDA(e)		11,547			12,093
(a)Segmental revenue includes consolidated sales revenue plus the equivalent sales revenue of equity accounted units (EAUs) in proportion to our equity interest (after adjusting for sales to/from subsidiaries). Segmental revenue measures revenue on a basis that is comparable to our underlying EBITDA metric.
(b)Underlying EBITDA (calculated on page 36) is reported to provide greater understanding of the underlying business performance of Rio Tinto's operations.
(c)Capital expenditure for reportable segments includes the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations.
(d)Consolidated sales revenue includes subsidiary sales of US$128 million (30 June 2024: US$121 million) to equity accounted units which are not included in segmental revenue. Segmental revenue includes the Group’s proportionate share of product sales by equity accounted units (after adjusting for sales to subsidiaries) of US$2,656 million (30 June 2024: US$2,099 million) which are not included in consolidated sales revenue.
(e)Pre-tax and pre-divestment expenditure on exploration and evaluation charged to the profit and loss account in 30 June 2025 was US$334 million, compared with US$487 million in 30 June 2024. Approximately 33% of the spend was by central exploration, 10% by Minerals (with the majority focusing on lithium), 36% by Copper, 19% by Iron Ore and 2% by Aluminium. Qualifying expenditure on the Rincon lithium project has been capitalised since 1 July 2024, accounting for most of the decrease in expense.

Six months ended 30 June	2025 US$m	2024 US$m
Profit after tax for the period	4,536	5,890
Taxation	2,201	2,225
Profit before taxation	6,737	8,115
Depreciation and amortisation in subsidiaries, excluding capitalised depreciation(a)	2,845	2,719
Depreciation and amortisation in equity accounted units	303	275
Finance items in subsidiaries	951	566
Taxation and finance items in equity accounted units	730	483
Unrealised gains on embedded commodity and currency derivatives not qualifying for hedge accounting (including foreign exchange)	(144)	(3)
Net impairment charges/(reversals)(b)	122	(18)
Change in closure estimates (non-operating and fully impaired sites)(c)	3	(44)
Underlying EBITDA	11,547	12,093
(a)Depreciation and amortisation in subsidiaries for the period ended 30 June 2025 is net of capitalised depreciation of US$113 million (30 June 2024: US$102 million).
(b)Refer to note 5 for allocation of net impairment charges and reversals between consolidated amounts and share of profit in EAUs.
(c)For the period ended 30 June 2024, the credit to the income statement relates to the impact of a change in discount rate, expressed in real-terms, from 2.0% to 2.5% as applied to provisions for close-down, restoration and environmental liabilities at legacy sites where the environmental damage preceded ownership by Rio Tinto.